STOCK OPTIONS AND WARRANTS (Details 2) - Warrant [Member] - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number of Shares
Outstanding, December 31, 2016
Granted	599,640
Forfeited
Exercised
Expired
Outstanding, September 30, 2017	599,640
Exercisable at September 30, 2017	10,040
Weighted Average Exercise Price
Outstanding, December 31, 2016
Granted	7.65
Forfeited
Exercised
Expired
Outstanding, September 30, 2017	7.65
Exercisable at September 30, 2017	$ 30.00
Weighted Average Remaining Contractual Term
Granted	5 years 3 months 14 days
Outstanding, September 30, 2017	5 years 3 months 14 days
Exercisable at September 30, 2017	3 months 18 days
Aggregate Intrinsic Value
Outstanding, December 31, 2016
Granted
Forfeited
Exercised
Expired
Outstanding, September 30, 2017	1,725,921
Exercisable at September 30, 2017